Taxation (Details) - Schedule of Significant Components of the Provision for Income Taxes on Earnings - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Significant Components of the Provision for Income Taxes on Earnings [Abstract]
Current:	$ 505	$ (13)
Deferred:
Provision for income tax (expenses) benefit	$ 505	$ (13)